SHARES-BASED AWARDS - Statements of operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation recorded	$ 24,449	$ 1,010	$ 129,244	$ 1,981	$ 4,614	$ 7,719
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation recorded					213	443
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation recorded	13,539	552	26,703	1,393	3,724	4,770
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation recorded	$ 10,910	$ 458	$ 102,541	$ 588	$ 677	$ 2,506